RESERVES, Terms and Conditions of Unlisted Options (Details)	12 Months Ended
Jun. 30, 2022 shares $ / shares
Unlisted Options [Member]
Terms and conditions of unlisted options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Unlisted Options [Member] | Exercisable at A$0.25 Expiring each on or before December 31, 2023 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	5,224,000
Exercise price (in dollars per share) | $ / shares	$ 0.25
Unlisted Options [Member] | Exercisable at A$0.20 Expiring each on or before December 31, 2023 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	3,150,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Unlisted Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,700,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Unlisted Options [Member] | Exercisable at A$0.45 Expiring each on or before December 31, 2023 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,075,000
Exercise price (in dollars per share) | $ / shares	$ 0.45
Unlisted Options [Member] | Exercisable at A$0.55 Expiring each on or before December 31, 2023 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	1,075,000
Exercise price (in dollars per share) | $ / shares	$ 0.55
Unlisted Options [Member] | Exercisable at A$1.33 Expiring each on or before September 9, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	600,000
Exercise price (in dollars per share) | $ / shares	$ 1.33
Class A Performance Unlisted Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Class B Performance Unlisted Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20